Stock Options	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Note 9 - Stock Options

During the year ended December 31, 2013, there were no activities. During the year ended December 31, 2012, the Company cancelled all outstanding stock options.

Transactions involving stock options for the past three years are summarized as follows:

	Number of	Weighted Average
	Options	Exercise Price
Outstanding at December 31, 2010:	1,260,000	0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	0.42
Cancelled	(965,000)	0.42
Outstanding at December 31, 2012	NIL	$-

At December 31, 2013, the total number of stock options available to be granted was 1,700,000 (December 31, 2012 – 1,700,000).

During the year ended December 31, 2010, the Board of Directors of the Company granted an aggregate of 380,000 stock options to consultants. The stock options were to expire in 5 years or on the Optionee’s termination date with the Company plus 30 days. The stock options vested every 6 months starting from the grant date for a period of 2 years, after which they are fully vested. The Company recognized $ $30,970 in compensation expense for the year ended December 31, 2011. An aggregate of 295,000 unexercised stock options from consultants that no longer provide services to the Company were forfeited during the year ended December 31, 2011.